SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-Lived Assets (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2025 JPY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss on land	¥ 14,741